Condensed Consolidated Statements of Changes of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock Previously Reported [Member]	Series A Preferred Stock	Series B Preferred Stock Previously Reported [Member]	Series B Preferred Stock	CleanTech Acquisition Corp Common Stock	CleanTech Acquisition Corp Additional Paid-in Capital	CleanTech Acquisition Corp Accumulated Deficit	CleanTech Acquisition Corp	Common Stock Previously Reported [Member]	Common Stock	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit	Treasury Stock Previously Reported [Member]	Previously Reported [Member]	Total
Balance at Dec. 31, 2019	$ 3,348		$ 7,254						$ 9,500		$ 23,795,703		$ (17,522,864)		$ (944,927)	$ 5,348,014
Balance (in Shares) at Dec. 31, 2019	334,800		725,426						950,000
Stock-based compensation											417,303					417,303
Net income (loss)													(7,194,038)			(7,194,038)	$ (7,194,038)
Balance at Dec. 31, 2020	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431	$ 24,569	$ (1,000)	$ 24,000	$ 9,500	$ 964	24,213,006	$ 23,276,615	(24,716,902)	$ (24,716,902)	(944,927)	(1,428,721)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	334,800	725,426	725,426	4,312,500				950,000	9,637,962
Balance at Jun. 17, 2020
Balance (in Shares) at Jun. 17, 2020
Sale of 4,312,500 Founder Shares					$ 431	24,569		25,000
Sale of 4,312,500 Founder Shares (in Shares)					4,312,500
Net income (loss)							(1,000)	(1,000)
Balance at Dec. 31, 2020	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 9,500	$ 964	24,213,006	23,276,615	(24,716,902)	(24,716,902)	(944,927)	(1,428,721)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	334,800	725,426	725,426	4,312,500				950,000	9,637,962
Stock-based compensation												107,794					107,794
Net income (loss)														(1,519,682)			(1,519,682)
Balance at Mar. 31, 2021		$ 3,348		$ 7,254	$ 431	24,569	(1,000)	24,000		$ 964		23,384,409		(26,236,584)			(2,840,609)
Balance (in Shares) at Mar. 31, 2021		334,800		725,426	4,312,500					9,637,962
Balance at Dec. 31, 2020	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 9,500	$ 964	24,213,006	23,276,615	(24,716,902)	(24,716,902)	(944,927)	(1,428,721)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	334,800	725,426	725,426	4,312,500				950,000	9,637,962
Net income (loss)
Balance at Jun. 30, 2021		$ 3,348		$ 7,254	$ 431	24,569	(1,000)	24,000		$ 964		23,484,979		(27,311,495)			(3,814,950)
Balance (in Shares) at Jun. 30, 2021		334,800		725,426	4,312,500					9,637,962
Balance at Dec. 31, 2020	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 9,500	$ 964	24,213,006	23,276,615	(24,716,902)	(24,716,902)	(944,927)	(1,428,721)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	334,800	725,426	725,426	4,312,500				950,000	9,637,962
Net income (loss)																	(3,892,715)
Balance at Sep. 30, 2021		$ 3,348		$ 7,254						$ 964		23,602,550		(28,609,617)			(4,995,501)
Balance (in Shares) at Sep. 30, 2021		334,800		725,426						9,637,962
Balance at Dec. 31, 2020	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431	24,569	(1,000)	24,000	$ 9,500	$ 964	24,213,006	23,276,615	(24,716,902)	(24,716,902)	(944,927)	(1,428,721)	$ (1,428,721)
Balance (in Shares) at Dec. 31, 2020	334,800	334,800	725,426	725,426	4,312,500				950,000	9,637,962
Net proceeds from Initial Public Offering allocated to Rights						3,845,970		3,845,970
Excess of cash received over fair value of private placement warrants						4,161,500		4,161,500
Change in fair value of over-allotment option liability							225,000	225,000
Accretion of Common Stock to possible redemption amount						(8,032,039)	(7,337,675)	(15,369,714)
Loss on extinguishment of debt											9,484,113					9,484,113
Exercise of stock options									$ 22		35,178					35,200
Exercise of stock options (in Shares)									2,200								(2,200)
Stock-based compensation											425,580					425,580
Net income (loss)							(595,442)	(595,442)					(15,127,629)			(15,127,629)	$ (15,127,629)
Balance at Dec. 31, 2021	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 9,522	$ 967	34,157,877	33,221,505	(39,844,531)	(39,844,531)	(944,927)	(6,611,457)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	334,800	725,426	725,426	4,312,500				952,200	9,669,217
Balance at Mar. 31, 2021		$ 3,348		$ 7,254	$ 431	24,569	(1,000)	24,000		$ 964		23,384,409		(26,236,584)			(2,840,609)
Balance (in Shares) at Mar. 31, 2021		334,800		725,426	4,312,500					9,637,962
Stock-based compensation												100,570					100,570
Net income (loss)														(1,074,911)			(1,074,911)
Balance at Jun. 30, 2021		$ 3,348		$ 7,254	$ 431	24,569	(1,000)	24,000		$ 964		23,484,979		(27,311,495)			(3,814,950)
Balance (in Shares) at Jun. 30, 2021		334,800		725,426	4,312,500					9,637,962
Stock-based compensation												117,571					117,571
Net income (loss)														(1,298,122)			(1,298,122)
Balance at Sep. 30, 2021		$ 3,348		$ 7,254						$ 964		23,602,550		(28,609,617)			(4,995,501)
Balance (in Shares) at Sep. 30, 2021		334,800		725,426						9,637,962
Balance at Dec. 31, 2021	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 9,522	$ 967	34,157,877	33,221,505	(39,844,531)	(39,844,531)	(944,927)	(6,611,457)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	334,800	725,426	725,426	4,312,500				952,200	9,669,217
Stock-based compensation												200,157					200,157
Net income (loss)							1,951,670	1,951,670						(3,504,002)			(3,504,002)
Balance at Mar. 31, 2022		$ 3,348		$ 7,254	$ 431		(5,757,447)	(5,757,016)		$ 967		33,421,662		(43,348,533)			(9,915,302)
Balance (in Shares) at Mar. 31, 2022		334,800		725,426	4,312,500					9,669,217
Balance at Dec. 31, 2021	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 9,522	$ 967	34,157,877	33,221,505	(39,844,531)	(39,844,531)	(944,927)	(6,611,457)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	334,800	725,426	725,426	4,312,500				952,200	9,669,217
Net income (loss)								1,155,839
Balance at Jun. 30, 2022		$ 3,348		$ 7,254	$ 431		(6,699,162)	(6,698,731)		$ 967		33,610,319		(46,705,489)			(13,083,601)
Balance (in Shares) at Jun. 30, 2022		334,800		725,426	4,312,500					9,669,217
Balance at Dec. 31, 2021	$ 3,348	$ 3,348	$ 7,254	$ 7,254	$ 431		(7,709,117)	(7,708,686)	$ 9,522	$ 967	$ 34,157,877	33,221,505	$ (39,844,531)	(39,844,531)	$ (944,927)	$ (6,611,457)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	334,800	334,800	725,426	725,426	4,312,500				952,200	9,669,217
Net income (loss)																	(12,944,628)
Balance at Sep. 30, 2022										$ 4,725		81,716,561		(52,789,159)			28,932,127
Balance (in Shares) at Sep. 30, 2022										47,250,771
Balance at Mar. 31, 2022		$ 3,348		$ 7,254	$ 431		(5,757,447)	(5,757,016)		$ 967		33,421,662		(43,348,533)			(9,915,302)
Balance (in Shares) at Mar. 31, 2022		334,800		725,426	4,312,500					9,669,217
Stock-based compensation												188,657					188,657
Net income (loss)							(795,831)	(795,831)						(3,356,956)			(3,356,956)
Remeasurement of common stock subject to redemption amount							(145,884)	(145,884)
Balance at Jun. 30, 2022		$ 3,348		$ 7,254	$ 431		$ (6,699,162)	$ (6,698,731)		$ 967		33,610,319		(46,705,489)			(13,083,601)
Balance (in Shares) at Jun. 30, 2022		334,800		725,426	4,312,500					9,669,217
Cancellation and exchange of convertible note in connection with reverse capitalization										$ 530		14,548,384					14,548,914
Cancellation and exchange of convertible note in connection with reverse capitalization (in Shares)										5,299,546
Conversion of Series A preferred stock in connection with reverse recapitalization		$ (3,348)								$ 476		2,872
Conversion of Series A preferred stock in connection with reverse recapitalization (in Shares)		(334,800)								4,756,470
Conversion of Series B preferred stock in connection with reverse recapitalization				$ (7,254)						$ 1,030		6,224
Conversion of Series B preferred stock in connection with reverse recapitalization (in Shares)				(725,426)						10,306,055
Reverse recapitalization with Cleantech Acquisition Corp., net										$ 662		(669,905)					(669,243)
Reverse recapitalization with Cleantech Acquisition Corp., net (in Shares)										6,619,490
Earnout shares placed in escrow										$ 750		(750)
Earnout shares placed in escrow (in Shares)										7,499,993
Issuance of Debenture Warrants with Debentures												15,566,134					15,566,134
Issuance of common stock for PIPE Investment										$ 310		30,999,690					31,000,000
Issuance of common stock for PIPE Investment (in Shares)										3,100,000
Equity issuance costs												(12,582,000)					(12,582,000)
Stock-based compensation												235,593					235,593
Net income (loss)														(6,083,670)			(6,083,670)
Balance at Sep. 30, 2022										$ 4,725		$ 81,716,561		$ (52,789,159)			$ 28,932,127
Balance (in Shares) at Sep. 30, 2022										47,250,771